Investment Objectives and Goals - Global X Funds	Aug. 17, 2026
Global X PureCap MSCI Financials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Financials ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Financials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Financials Index ("Underlying Index").

Global X PureCap MSCI Health Care ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Health Care ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Health Care ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Health Care Index ("Underlying Index").

Global X PureCap MSCI Industrials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Industrials ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Industrials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Industrials Index ("Underlying Index").

Global X PureCap MSCI Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Materials ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Materials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Materials Index ("Underlying Index").

Global X PureCap MSCI Utilities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Utilities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Utilities ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Utilities Index ("Underlying Index").

Global X PureCap MSCI Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X PureCap℠ MSCI Real Estate ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X PureCap℠ MSCI Real Estate ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA Real Estate Index ("Underlying Index").